Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include for each of the three years in the period ended December 31, 2015, the accounts and operating results of the Company. Intercompany balances and transactions have been eliminated in consolidation. The Company consolidates subsidiaries where it holds a controlling financial interest or it has an interest in a variable interest entity (VIE). The condition for a controlling financial interest is ownership of majority of the voting interest of over 50% of the outstanding voting shares or the power to direct the activities of the entity that most significantly affect the entity's economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity. Noncontrolling interest in both equity and results of operations of subsidiaries are presented separately.

Use of Estimates
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Transactions
Foreign Currency Transactions: The functional currency of Aegean and its material subsidiaries is the U.S. dollar because the Company purchases and sells marine petroleum products in the international oil and gas markets and because the Company's vessels operate in international shipping markets; both of these international markets transact business primarily in U.S. dollars. The Company's accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities denominated in other currencies are adjusted to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and Cash Equivalents
Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less at time of purchase to be cash equivalents.

Restricted Cash
Restricted Cash: Restricted cash consists of interest-bearing deposits with certain banks as cash collateral against outstanding short-term facilities and retention accounts that can only be used for the purposes of repayment of current portions of long-term loans. Restricted cash also includes interest-bearing deposits with an international bank as cash collateral against standby letters of credit issued by the same bank to a shipyard. Restricted cash is classified as non-current when the funds are to be used to acquire non-current assets.

Trade Receivables, net
Trade Receivables, net: Management is responsible for approving credit to customers, setting and maintaining credit standards, and managing the overall quality of the credit portfolio. The Company performs ongoing credit evaluations of its customers based upon payment history and the assessments of customers' credit worthiness. The Company generally provides payment terms of approximately 30 days. The Company continuously monitors collections and payments from its customers and maintains a provision for estimated credit losses based upon its historical experience with its customers, current market conditions of its customers, and any specific customer collection issues. Accounts receivable are reduced by an allowance for amounts that may become uncollectible in the future. The Company had accounts receivable of $317,152 and $360,074, before allowances for doubtful accounts of $7,278 and $5,851 as of December 31, 2015 and 2014, respectively. Allowances for doubtful accounts are summarized as follows:

Allowances for doubtful accounts
Balance, December 31, 2012	$3,503
- Recoveries	(1,374)
- Additions	493
Balance, December 31, 2013	2,622
- Recoveries	(599)
- Additions	3,828
Balance, December 31, 2014	5,851
- Recoveries	(662)
- Additions	2,089
Balance, December 31, 2015	$7,278

The Company transfers ownership of eligible trade account receivable to a third-party purchaser without recourse in exchange for cash. The factoring of trade accounts receivable under the agreement is accounted for as a sale. Proceeds from the transfer reflect the carrying amount of the trade account receivable less a discount. The trade account receivables sold pursuant to this factoring agreement are excluded from trade receivables in the consolidated balance sheets and the proceeds are reflected as cash provided by operating activities in the consolidated statements of cash flows. The Company continues to service, administer and collect the trade account receivables sold under this program. The Company does not record a servicing asset or liability on the consolidated balance sheets as the Company estimates the fee it receives is at fair value. Servicing fees received are recorded in the interest and finance costs in the accompanying consolidated statements of income.

Insurance Claims
Insurance Claims: Insurance claims are recorded on the accrual basis once recovery is virtually certain under the related insurance policies and the Company can make an estimate of the amount to be reimbursed. Insurance claims represent the claimable expenses, net of deductibles, incurred through December 31 of each year, which are expected to be recovered from insurance companies.

Inventories

Inventories: Inventories comprise marine fuel oil ("MFO"), marine gas oil ("MGO"), lubricants, stores and victuals which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventory costs include expenditures directly incurred in bringing the inventory to its existing condition and location.

Vessel Cost
Vessel Cost: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Advances and milestone payments made to shipyards during construction periods are classified as "Advances for vessels under construction and acquisitions" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels, cost". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessels.

Amounts of interest to be capitalized during the asset acquisition period are determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company.

Vessels acquired as a part of an acquisition are recognized at their fair value as at the date of the acquisition.

Vessel Depreciation on Ocean- going Bunkering Tankers
Vessel Depreciation on Ocean- going Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the Company's bunkering tankers to be 30 years from the date of initial delivery from the shipyard. Management estimates the useful life of the Company's floating storage facilities to be 30 years from the date of acquisition. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. However, when regulations place limitations on the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Vessel Depreciation on In-Land Waterway Bunkering Tankers
Vessel Depreciation on In-Land Waterway Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the in-land waterway bunkering tankers to be 45 years from the date of the initial delivery from the shipyard.

Other fixed assets, net	Other fixed assets, net: Depreciation is computed using the straight-line method over the estimated useful life of the assets, after considering any estimated salvage value.
Intangible Assets
Intangible Assets: These assets are being amortized over their useful life.

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, if any. These assets are being amortized over their useful life.

Goodwill
Goodwill: Goodwill represents the excess of the purchase price over the net of the fair value of the identifiable tangible and intangible assets acquired and the fair value of liabilities assumed in business acquisitions. As required by the goodwill topic of the FASB Accounting Standard Codification (ASC) Topic 350, Intangibles Goodwill and Other, goodwill is not amortized, but tested as of December 31 of each year for impairment. The Company also evaluates goodwill for impairment at any time that events occur or circumstances change indicating a possible impairment. The Company tests for goodwill impairment using the two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. Fair value of the reporting units is derived using discounted cash flow analysis.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets: Accounting guidance requires that long-lived assets and certain identifiable intangible assets held and used or to be disposed of by an entity, be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as vessel sale and purchase prices in the marketplace, business plans and overall market conditions. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset and any future disposal is less than its carrying amount, the asset should be evaluated for an impairment loss. In developing estimates of future cash flows, the Company relied upon estimates made by management with regard to the Company's vessels and its other fixed assets, including future deliveries and storage throughput usage, operating expenses, and the estimated remaining useful lives of the vessels or other fixed assets. These assumptions are based on historical trends as well as future expectations and are consistent with the plans and forecasts used by management to conduct its business. The variability of these factors depends on a number of conditions, including uncertainty about future events and general economic conditions; therefore, the Company's accounting estimates might change from period to period. In the event that undiscounted projected net operating cash flows were less than carrying value, the Company would estimate the fair value of the related asset and record a charge to operations calculated by comparing the asset's carrying value to the estimated fair value. Measurement of the impairment loss is based on the fair value of the asset as determined by management considering third-party valuations and discounted future cash flows attributable to the vessel or asset group. The Company regularly reviews the carrying amount of its long-lived assets.

Accounting for Drydocking Costs
Accounting for Drydocking Costs: The Company's vessels are generally required to be drydocked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are in operation. The Company follows the deferral method of accounting for drydocking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next drydocking is scheduled to become due. Unamortized drydocking costs of vessels that are sold are written off against income in the year of the vessel's sale.

Leases
Leases: Leases are classified as capital leases if they meet at least one of the following criteria: (i) the leased asset automatically transfers title at the end of the lease term; (ii) the lease contains a bargain purchase option; (iii) the lease term equals or exceeds 75% of the remaining estimated economic life of the leased asset; (iv) or the present value of the minimum lease payments equals or exceeds 90% of the excess of fair value of the leased property. If none of the above criteria is met, the lease is accounted for as an operating lease.

The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel or until the end of the lease term, if shorter. Assets held under capital leases are presented as "Advances for vessels under construction and acquisitions" in the balance sheet until the vessel is deemed ready for its intended use and the balance is reclassified to "Vessels, cost". The current portion of capitalized lease obligations are reflected in the balance sheet in "Accrued and other current liabilities" and remaining long-term capitalized lease obligations are presented as "Other non-current liabilities".

Financing Costs
Financing Costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are generally expensed in the period the repayment or refinancing is made.

Convertible Senior Notes Policy
Convertible Senior Notes: In accordance with Accounting Standards Codification (ASC), Topic 470, Debt, for convertible debt instruments that contain cash settlement options upon conversion at the option of the issuer, the Company determines the carrying amount of the liability and equity component of its convertible notes by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an associated equity component. The carrying amount of the equity component representing the embedded conversion option is determined by deducting the fair value of the liability component from the total proceeds. The resulting debt discount is amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

Pension and Retirement Benefit Obligations
Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits. The Company's full-time Greek employees are covered by state-sponsored pension funds for which the Company is required to contribute a portion of the monthly salary of these employees to the fund (i.e., a defined contribution plan). Upon retirement of these employees, the state-sponsored pension funds are responsible for paying the employees' retirement benefits and accordingly, the Company has no obligation for these benefits.

Accounting for Revenues and Expenses
Accounting for Revenues and Expenses: Revenues are principally earned from the physical supply of marine petroleum products via the Company's bunkering tankers. Sales of marine petroleum products and cost of sales of marine petroleum products are recorded in the period when the marine petroleum products are loaded onto the customer's vessel. In Greece, revenues are earned from the sale of marine petroleum products through a related party physical supplier (refer to Note 5). These sales and the respective cost of sales are recorded in the period when the related party physical supplier delivers the marine petroleum products to the customer.

For arrangements in which the Company physically supplies marine petroleum products via its own bunkering tankers, cost of marine petroleum products sold represents amounts paid by the Company for marine petroleum products sold in the period being reported on. For arrangements in which marine petroleum products are purchased from the Company's related party physical supplier, cost of marine petroleum products sold represents the total amount paid by the Company to the physical supplier for marine petroleum products and the delivery thereof to the Company's customer.

Revenues are also generated from voyage agreements of the Company's vessels. Under a voyage charter the revenues and associated voyage costs are recognized over the duration of the voyage. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract and is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo.

The Company also recognizes other revenues which mainly derive from brokerage and agency fees, throughput fees and storage fees. These revenues are recognized when services are performed and collectability is reasonably assured.

Operating expenses are accounted for on the accrual basis. The selling and distribution expenses generally represent indirect expenses incurred for selling and distribution and related to the delivery of the products and services to the customers. The general and administrative expenses are presented separately and represent the administrative cost of managing the Company such as the office administrative personnel, the maintenance of the Company's office property, equipment and other fixed assets and its depreciation, and all the general office expenses, professional fees, travel expenses and utilities.

Repairs and Maintenance
Repairs and Maintenance: All vessel repair and maintenance expenses, including drydocking costs (representing only non-scheduled repairs and maintenance work undertaken on a vessel's engine) and underwater inspections are expensed in the year incurred. Such costs are included in other operating expenses in the accompanying consolidated statements of income.

Income Taxes
Income Taxes: The Company accounts for income taxes using the asset and liability method, as required by the generally accepted accounting principles for income taxes reporting. Under this method, deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes. Deferred tax assets and liabilities are recognized for all temporary items and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the asset will be realized. Deferred tax is measured based on tax rates and laws enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which the Company operates under which the Company's uncertain income tax positions are determined could be interpreted differently resulting in tax obligations differing from those currently presented. In this sense, the income tax returns of the Company's primary tax jurisdictions remain subject to examination by related tax authorities.

Earnings per Common Share
Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Net income available to common stockholders is calculated as net income less that amount allocable to non-vested share-based payment awards that contain rights to receive non-forfeitable dividends or dividend equivalents and participate equally in undistributed earnings. Non-vested share-based payment awards have no contractual obligations to share in the losses of the entity and are therefore excluded from the calculation of loss per share. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation. Non-vested shares are included in the calculation of the diluted earnings per shares, based on the weighted average number of non-vested shares assumed to be outstanding during the period.

Contingencies
Contingencies: The Company accrues for a loss if the Company deems it probable that a liability has been incurred at the date of the consolidated financial statements and the amount of that loss can be reasonably estimated. If the Company deems it reasonably possible that a liability has been incurred, the nature of the contingency and an estimate of the amount of loss is disclosed in the notes to the financial statements.

Financial Instruments
Financial Instruments: The carrying amounts of the current financial assets and current financial liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the revolving credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. The carrying value approximates the fair market value for the floating rate loans and revolving credit facilities due to their variable interest rate, being EURIBOR or LIBOR. LIBOR and EURIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy. The Convertible Senior Notes have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The estimated fair value of the Convertible Senior Notes at December 31, 2015 and 2014, is $116,218 and $100,792, respectively, compared to a carrying value net of finance charges of $118,031 and $73,522, respectively.

The Company enters into derivative contracts in order to mitigate the risk of market price fluctuations in fuel and the interest rate risk deriving from its loan agreements. The derivative instruments are classified according to the guidance of the Accounting Standards Codification (ASC) for derivative instruments and hedging activities. The Company currently does not apply hedge accounting to its derivative instruments.

Interest Rate Swap: Changes in the estimated fair value of the interest rate swap are recognized as components of interest and finance costs in the consolidated statement of income. The fair value of the contract is recorded in the Company's consolidated balance sheet in non-current liabilities.

Fuel Pricing Contracts: Changes in the estimated fair value of the fuel pricing contracts are recognized as components of cost of revenue in the consolidated statement of income. The fair value of the outstanding fuel pricing contracts is presented in the Company's consolidated balance sheet in current assets/liabilities. The Company classifies cash flows related to derivative financial instruments within cash used in operating activities in the consolidated statement of cash flows.

For more information on the Company's derivatives, see Note 16.

Gains/Losses on sale of subsidiary
Gains/Losses on sale of subsidiary: Gains or losses that result from a loss of a controlling financial interest in a subsidiary are recorded in earnings and are classified as non-operating gains and losses.

Assets Held for Sale
Assets Held for Sale: It is the Company's policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies vessels as being held for sale when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the vessels, (ii) the vessels are available for immediate sale in their present condition, (iii) an active program to find a buyer and other actions required to complete the plan to sell the vessels have been initiated, (iv) the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year and (v) the vessels are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale. Furthermore, in the period a vessel meets the held for sale criteria in accordance with ASC Topic 360, Property, Plant and Equipment,  a loss is recognized for any reduction of the vessel's carrying amount to its fair value less cost to sell.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:
Going concern: In August 2014, the FASB issued ASU 2014-15 "Presentation of Financial Statements - Going Concern (Sub-Topic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern., which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date the financial statements are issued. The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is currently assessing the impact of ASU 2014-15 on its consolidated financial statements.
Interest—Imputation of Interest: To simplify the presentation of debt issuance costs, the amendments under Accounting Standard Update No. 2015-03, issued by the Financial Accounting Standards Board, require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from that debt liability, consistent with the presentation of a debt discount. The amendments in this Update for public entities are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and are expected to affect the Company's treatment of the Convertible Senior Notes issued subsequently according to ASC Topic 470, Debt.

Revenue from Contracts with Customers: In May 2014, the Financial Accounting Standards Board ("FASB"), issued Accounting Standards Update No. 2014-09, "Revenue from Contracts with Customers" ("ASU 2014-09"), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

Measurement of Inventory: In July 2015, the FASB issued ASU 2015-11 "Simplifying the Measurement of Inventory" to reduce the complexity and cost of the subsequent measurement of inventory, in particular when using the first-in, first-out (FIFO) or average cost methods. The provisions of ASU 2015-11 specifically exclude inventory that is measured using the last-in, first-out (LIFO) or the retail inventory method. Entities should measure inventory within the scope of ASU 2015-11 at the lower of cost and net realizable value. ASU 2015-11 is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The Company is currently assessing the impact of ASU 2015-10 on its consolidated financial position, results of operations and cash flows.

Measurement of Financial Assets and Liabilities: In January 2016, the FASB issued ASU 2016-01 "Recognition and Measurement of Financial Assets and Financial Liabilities" to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. ASU 2016-01 particularly relates to the fair value and impairment of equity investments, financial instruments measured at amortized cost, and the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes. ASU 2016-01 is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is only permitted for certain particular amendments within ASU 2016-01, where financial statements have not yet been issued. The Company is currently assessing the impact of ASU 2016-01 on its consolidated financial position, results of operations and cash flows.

Leases: In February 2016, the FASB issued ASU 2016-02 "Leases" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 "Leases" to replace the previous Topic 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASU 2014-09 (see above). ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-02 on its consolidated financial position, results of operations and cash flows.

Stock Compensation: In March 2016, the FASB issued ASU 2016-09, Stock Compensation, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance will be effective for the fiscal year beginning after December 15, 2016, including interim periods within that year. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.